Note 12 - Share Capital (Details Textual) $ / shares in Units, $ / shares in Units, $ in Millions							12 Months Ended
	Aug. 05, 2022 shares	Oct. 07, 2021 CAD ($) $ / shares shares	Sep. 29, 2021 CAD ($) $ / shares	Sep. 29, 2021 USD ($) shares	Sep. 21, 2021 USD ($) shares	Apr. 30, 2021 CAD ($) $ / shares shares	Oct. 31, 2022 CAD ($) $ / shares shares	Oct. 31, 2021 CAD ($) $ / shares shares	Sep. 29, 2021 $ / shares	Sep. 21, 2021 $ / shares	Sep. 21, 2021 $ / shares	Oct. 31, 2020 shares
Statement Line Items [Line Items]
Number of shares issued for offering (in shares) | shares	1,700,000			825,000	5,500,000
Shares purchased and cancelled during period (in shares) | shares							195,300
Reduction of issued capital		$ 39,000					$ 1,900,000
Shares issued, price per share (in dollars per share) | (per share)			$ 12.74						$ 10.00	$ 12.68	$ 10.00
Proceeds from issue of ordinary shares			$ 73,200,000	$ 8.3	$ 55.0		0	$ 73,226,000
Overallotment shares, percent of shares issued in offering			15.00%						15.00%
Payments for share issue costs			$ 5,400,000			$ 1,100,000
Adjustments for deferred tax expense			$ 1,900,000
Shares cancelled during period (in shares) | shares		7,477
Shares cancelled, price per share (in CAD per share) | $ / shares		$ 5.24
Payments for redemption of preference shares						$ 16,800,000
Retained earnings [member]
Statement Line Items [Line Items]
Reduction to retained earnings							238,000
Share issue related cost							$ 0	$ (1,123,000)
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in CAD per share) | $ / shares							$ 0
Floor price per share (in CAD per share) | $ / shares							$ 0.75
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Number of shares issued for offering (in shares) | shares							0	6,325,000
Reduction of issued capital							$ 1,692,000	$ 39,000
Shares cancelled during period (in shares) | shares							195,300	7,477
Number of shares outstanding at end of period (in shares) | shares							27,245,782	27,441,082				21,123,559
Series 1 preferred shares [member]
Statement Line Items [Line Items]
Par value per share (in CAD per share) | $ / shares							$ 10.00	$ 10.00
Dividends paid, other shares per share (in CAD per share) | $ / shares							$ 0.6772
Dividend, annual yield							6.772%
Dividends rate, period for reset (Year)							5 years
Dividend rate, adjustment							5.43%
Preferred shares, period for mandatory redemption (Year)							5 years
Series 1 preferred shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares) | shares							1,461,460	1,461,460
Series 2 preferred shares [member]
Statement Line Items [Line Items]
Dividend rate, adjustment							5.43%
Series 1 and 2 preferred shares [member]
Statement Line Items [Line Items]
Preference shares, conversion price (in CAD per share) | $ / shares							$ 10.00
Series 3 preferred shares [member]
Statement Line Items [Line Items]
Preference shares, conversion price (in CAD per share) | $ / shares						$ 10.00
Number of shares outstanding at end of period (in shares) | shares						1,681,320
Payments for redemption of preference shares						$ 16,800,000
Share issue related cost						$ 1,100,000
Series 3 preferred shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Reduction of issued capital							$ (0)	$ 15,690,000
Number of shares outstanding at end of period (in shares) | shares							0	0				1,681,320